Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2025	June 30, 2024
Sales of goods	64,225	83,946
Sales of services	11,706	7,947
Total	75,931	91,893